Net Fee and commission Income - Schedule of Fee and Commission Expense (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee and commission expense [abstract]
Funds transfer		€ 659	€ 597	€ 437
Securities business		140	170	150
Insurance broking		2	2	4
Asset management fees		8	4	5
Brokerage and advisory fees		282	220	192
Other		481	448	367
Total fee and commission expenses	[1]	€ 1,571	€ 1,442	€ 1,155

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.